CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Statements of Income and Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Statements of income and comprehensive income
Revenues	$ 524,115	3,265,287	3,036,218	3,363,669
Cost of goods sold	(483,934)	(3,014,955)	(2,724,042)	(2,995,602)
Gross profit	40,181	250,332	312,176	368,067
Operating expenses	(30,704)	(191,289)	(145,712)	(89,997)	(427)	(2,660)	(835)	(16)
Operating income	9,477	59,043	166,464	278,070	(427)	(2,660)	(835)	(16)
Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs					(465)	(2,892)	70,265	163,182
Interest income	1,146	7,143	3,182	1,102	189	1,173	6
Interest expense	(11,825)	(73,673)	(61,560)	(53,832)	(174)	(1,084)	(3)	(571)
Exchange loss	(1)	(8)	(9,100)	(3,018)	1	5	(1,516)	(1,222)
Income (loss) before income tax expense	(966)	(6,020)	100,393	224,466	(876)	(5,458)	67,917	161,373
Income tax expenses	(1,958)	(12,199)	(33,291)	(63,093)
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	$ (876)	(5,458)	67,917	161,373	$ (876)	(5,458)	67,917	161,373